Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ (2,865,200)	$ (2,855,948)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	3,100	3,100
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3,000	3,000
– UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(421,685)	(483,273)
– UK | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(147,306)	(155,084)
– UK | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(6,518)	(8,084)
– UK | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(7,486)	(7,902)
– UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	769	920
– UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	204	191
– UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	455	439
– UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	368	369
– US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(190,858)	(227,817)
– US | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(13,489)	(15,379)
– US | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(219)	(446)
– US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	277	227
– US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	7	28
– US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	26	80
– Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(415,875)	(434,608)
– Hong Kong | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(100,107)	(96,697)
– Hong Kong | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(8,003)	(7,644)
– Hong Kong | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(5,899)	(5,628)
– Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	925	767
– Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1	0
– Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	261	218
– Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	85	109
Mainland China | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(125,466)	(120,627)
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	295	149
Canada | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(83,274)	(85,117)
Canada | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(25,163)	(26,097)
Canada | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(299)	(279)
Canada | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,399)	(1,598)
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	126	151
Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	45	28
Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	10	9
Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	16	19
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(26,096)	(23,054)
Mexico | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(6,319)	(4,972)
Mexico | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,616)	(1,167)
Mexico | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(3,447)	(2,935)
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	88	118
Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	152	123
Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	198	141
Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	438	366
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(45,064)	(44,767)
UAE | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2,170)	(1,982)
UAE | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(441)	(429)
UAE | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(718)	(615)
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	45	158
UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	37	45
UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	41	43
UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	19
– France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(173,146)	(163,845)
– France | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(21,440)	(23,159)
– France | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(1,433)	(1,602)
– France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	110	133
– France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	51	63
– France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	54	61
Consensus Central scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	624	727
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	188	182
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	434	381
Consensus Central scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	333	298
Consensus Central scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	241	204
Consensus Central scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	27
Consensus Central scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	25	76
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	819	652
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1	0
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	227	206
Consensus Central scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	81	101
Consensus Central scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	242	113
Consensus Central scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	80	98
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	44	27
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	9	9
Consensus Central scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	14	18
Consensus Central scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	80	80
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	127	116
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	162	134
Consensus Central scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	400	360
Consensus Central scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	41	122
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	37	44
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	37	41
Consensus Central scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	18
Consensus Central scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	102	121
Consensus Central scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	50	62
Consensus Central scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	53	61
Consensus Upside scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	484	590
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	183	175
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	396	330
Consensus Upside scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	274	254
Consensus Upside scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	227	155
Consensus Upside scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	26
Consensus Upside scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	23	70
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	592	476
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	180	154
Consensus Upside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	74	88
Consensus Upside scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	144	36
Consensus Upside scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	60	61
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	43	26
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	8	9
Consensus Upside scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	13	17
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	67	61
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	102	106
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	97	122
Consensus Upside scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	318	350
Consensus Upside scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	30	73
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	36	42
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	21	29
Consensus Upside scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	15	13
Consensus Upside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	90	106
Consensus Upside scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	50	62
Consensus Upside scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	52	60
Consensus Downside scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	833	944
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	189	197
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	442	456
Consensus Downside scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	383	388
Consensus Downside scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	337	317
Consensus Downside scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	29
Consensus Downside scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	27	83
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,315	984
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1	0
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	417	231
Consensus Downside scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	100	128
Consensus Downside scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	415	216
Consensus Downside scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	148	150
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	46	29
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	11	10
Consensus Downside scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	19
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	116	123
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	183	130
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	233	150
Consensus Downside scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	503	374
Consensus Downside scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	55	214
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	38	46
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	68	54
Consensus Downside scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	19	21
Consensus Downside scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	121	162
Consensus Downside scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	51	63
Consensus Downside scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	55	61
Downside 2 scenario ECL | – UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,240	1,985
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	399	231
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	719	987
Downside 2 scenario ECL | – UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	605	830
Downside 2 scenario ECL | – US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	801	391
Downside 2 scenario ECL | – US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	15	41
Downside 2 scenario ECL | – US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	36	118
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,161	1,869
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	1	0
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	648	359
Downside 2 scenario ECL | – Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	123	180
Downside 2 scenario ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,227	806
Downside 2 scenario ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	579	1,121
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	58	48
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	11	13
Downside 2 scenario ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	36	27
Downside 2 scenario ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	313	358
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	270	164
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	289	176
Downside 2 scenario ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	618	401
Downside 2 scenario ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	93	711
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	38	57
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	86	82
Downside 2 scenario ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	22	25
Downside 2 scenario ECL | – France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	145	187
Downside 2 scenario ECL | – France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	52	64
Downside 2 scenario ECL | – France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 59	$ 63